Note 13 - Financial Expenses - Financial Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Transaction costs – embedded derivatives	$ 35,175		$ 819,271
Accretion – preferred shares	2,479,162	3,742,178	2,378,992
Loss on re-measurement at fair value – embedded derivatives	77,902,663	33,982,042	52,563,759
Bank charges and other interest	14,320	11,487	11,334
Foreign exchange losses (gains)	(6,482)	90,000	(366,765)
Total financial expenses	$ 80,437,802	$ 37,645,707	$ 56,140,121